Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.90%
FHLMC (5 Year Treasury Constant Maturity +2.08%) ±	2.75%	9-1-2032	$396,441	$ 399,566
FHLMC	8.50	7-1-2028	13,998	15,753
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	2.39	2-1-2037	77,284	82,531
FHLMC Series 2012-K17 Class B 144A±±	4.32	12-25-2044	675,000	683,626
FHLMC Series 2012-K18 Class B 144A±±	4.32	1-25-2045	810,000	822,324
FHLMC Series 2013-K30 Class B 144A±±	3.55	6-25-2045	700,000	735,824
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	0.54	12-15-2031	9,685	9,707
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	0.49	2-15-2033	30,352	29,854
FHLMC Series 3987 Class CI ♀	3.50	6-15-2026	1,726,289	35,458
FHLMC Series K016 Class X1 ♀±±	1.65	10-25-2021	284,208	12
FHLMC Series K020 Class X1 ♀±±	1.33	5-25-2022	5,701,048	42,227
FNMA (6 Month LIBOR +1.64%) ±	1.89	9-1-2037	15,494	15,575
FNMA	6.00	4-1-2033	49,994	51,622
FNMA	7.50	2-1-2030	7,956	8,013
FNMA	7.50	9-1-2030	11,657	11,745
FNMA Series 1997-20 Class IO ♀±±	1.84	3-25-2027	78,896	1,239
FNMA Series 2001-25 Class Z	6.00	6-25-2031	46,002	51,797
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	0.69	7-25-2031	2,409	2,432
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	0.59	6-25-2031	2,425	2,455
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	0.49	12-18-2032	15,229	15,268
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	0.64	1-25-2033	3,789	3,823
GNMA	6.50	6-15-2028	13,080	14,624
GNMA Series 2019-H06 Class HI ♀±±	1.78	4-20-2069	4,876,920	226,362
Total Agency securities (Cost $3,114,552)				3,261,837
Asset-backed securities: 0.50%
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	3.68	3-25-2033	115,825	117,519
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR+0.66%) ±	0.75	10-25-2032	87,126	86,724
CVS Pass-Through Trust Series T	6.04	12-10-2028	364,272	427,807
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	992,500	1,039,097
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR+0.80%) 144A±	0.89	12-25-2031	4,669	4,653
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	50,958	51,168
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR+1.22%) 144A±	1.31	10-25-2027	73,568	73,927
Total Asset-backed securities (Cost $1,755,830)				1,800,895

See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  1

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Common stocks: 1.60%
Energy: 1.20%
Energy equipment & services: 0.78%
Bristow Group Incorporated †	107,683	$ 2,797,604
Oil, gas & consumable fuels: 0.42%
Denbury Incorporated †	14,775	970,865
Whiting Petroleum Corporation †	11,861	556,281
		1,527,146
Financials: 0.40%
Mortgage REITs: 0.40%
Blackstone Mortgage Trust Incorporated Class A	14,944	484,484
Ladder Capital Corporation	41,398	472,765
Starwood Property Trust Incorporated	18,508	481,763
Total Common stocks (Cost $3,895,711)		5,763,762

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 66.47%
Communication services: 9.58%
Diversified telecommunication services: 0.94%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$140,000	142,450
Cablevision Lightpath LLC 144A	3.88	9-15-2027	160,000	158,800
Frontier Communications Corporation 144A	5.88	10-15-2027	180,000	192,357
Level 3 Financing Incorporated 144A	3.63	1-15-2029	425,000	412,837
Level 3 Financing Incorporated 144A	4.25	7-1-2028	375,000	381,797
Windstream Corporation 144A	7.75	8-15-2028	530,000	540,600
Zayo Group Holdings Incorporated 144A	6.13	3-1-2028	1,525,000	1,551,932
				3,380,773
Entertainment: 0.44%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	220,000	220,537
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	228,000	237,405
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,025,000	1,131,344
				1,589,286
Interactive media & services: 0.25%
Rackspace Technology Company 144A	5.38	12-1-2028	900,000	916,227
Media: 7.55%
Block Communications Incorporated 144A	4.88	3-1-2028	150,000	151,875
CCO Holdings LLC 144A	4.50	8-15-2030	3,000,000	3,150,000
CCO Holdings LLC	4.50	5-1-2032	250,000	261,563
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	157,275
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	470,813
Charter Communications Operating LLC	5.05	3-30-2029	675,000	805,563
Cinemark USA Incorporated 144A	5.88	3-15-2026	160,000	157,200
Cinemark USA Incorporated 144A	8.75	5-1-2025	385,000	410,949
Cinemark USA Incorporated 144A	5.25	7-15-2028	970,000	911,800
CSC Holdings LLC 144A	4.13	12-1-2030	225,000	225,563
CSC Holdings LLC 144A	4.63	12-1-2030	625,000	615,625
See accompanying notes to portfolio of investments

2  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
CSC Holdings LLC 144A	5.38%	2-1-2028	$425,000	$ 448,940
CSC Holdings LLC 144A	5.75	1-15-2030	4,025,000	4,194,815
Diamond Sports Group LLC 144A	5.38	8-15-2026	675,000	391,500
Diamond Sports Group LLC 144A	6.63	8-15-2027	1,025,000	406,156
DIRECTV Holdings LLC 144A%%	5.88	8-15-2027	80,000	82,712
Gray Television Incorporated 144A	7.00	5-15-2027	325,000	347,870
Gray Television Incorporated 144A	4.75	10-15-2030	1,850,000	1,834,016
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	450,000	464,058
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	2,000,000	2,114,400
Nielsen Finance LLC 144A	5.63	10-1-2028	1,255,000	1,325,594
Nielsen Finance LLC 144A	5.88	10-1-2030	1,800,000	1,970,822
Outfront Media Capital Corporation 144A	4.63	3-15-2030	675,000	678,375
Outfront Media Capital Corporation 144A	5.00	8-15-2027	50,000	51,000
QVC Incorporated	4.75	2-15-2027	150,000	160,800
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,600,000	2,528,500
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	790,000	788,025
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	100,000	103,500
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	170,000	170,065
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,765,000	1,881,931
				27,261,305
Wireless telecommunication services: 0.40%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	550,000	593,852
Sprint Spectrum Company 144A	5.15	9-20-2029	750,000	863,790
				1,457,642
Consumer discretionary: 7.94%
Auto components: 1.28%
Clarios Global LP 144A	6.25	5-15-2026	112,000	118,440
Clarios Global LP 144A	6.75	5-15-2025	45,000	47,700
Clarios Global LP 144A	8.50	5-15-2027	1,680,000	1,814,400
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	2,004,693
Tenneco Incorporated 144A	5.13	4-15-2029	630,000	647,325
				4,632,558
Automobiles: 0.07%
Ford Motor Company	9.00	4-22-2025	100,000	123,095
Ford Motor Company	9.63	4-22-2030	100,000	144,375
				267,470
Diversified consumer services: 1.15%
Service Corporation International	7.50	4-1-2027	3,400,000	4,139,500
Hotels, restaurants & leisure: 3.32%
Carnival Corporation 144A	10.50	2-1-2026	1,505,000	1,723,195
Carnival Corporation 144A	4.00	8-1-2028	760,000	756,869
Carnival Corporation 144A	7.63	3-1-2026	1,575,000	1,663,594
Carnival Corporation 144A	9.88	8-1-2027	425,000	486,604
Carnival Corporation 144A	11.50	4-1-2023	134,000	151,085
CCM Merger Incorporated 144A	6.38	5-1-2026	975,000	1,020,562
NCL Corporation Limited 144A	5.88	3-15-2026	910,000	916,825
NCL Corporation Limited 144A	12.25	5-15-2024	1,750,000	2,065,000
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  3

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Royal Caribbean Cruises Limited 144A	5.50%	4-1-2028	$1,065,000	$ 1,085,981
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	1,400,000	1,522,682
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	525,000	595,875
				11,988,272
Household durables: 0.36%
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	1,240,000	1,297,350
Multiline retail: 0.20%
Macy's Incorporated 144A	8.38	6-15-2025	675,000	735,750
Specialty retail: 1.38%
Asbury Automotive Group Incorporated	4.75	3-1-2030	406,000	429,853
Asbury Automotive Group Incorporated	4.50	3-1-2028	419,000	434,189
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	450,000	461,993
Lithia Motors Incorporated 144A	3.88	6-1-2029	390,000	410,678
Lithia Motors Incorporated 144A	4.63	12-15-2027	150,000	159,563
Lithia Motors Incorporated 144A	5.25	8-1-2025	945,000	969,806
NMG Holding Company Incorporated 144A	7.13	4-1-2026	1,040,000	1,110,179
Rent-A-Center Incorporated 144A	6.38	2-15-2029	170,000	182,538
Sonic Automotive Incorporated	6.13	3-15-2027	775,000	806,977
				4,965,776
Textiles, apparel & luxury goods: 0.18%
The William Carter Company 144A	5.50	5-15-2025	125,000	131,578
The William Carter Company 144A	5.63	3-15-2027	500,000	523,125
				654,703
Consumer staples: 0.71%
Food & staples retailing: 0.12%
PetSmart Incorporated 144A	4.75	2-15-2028	185,000	192,086
PetSmart Incorporated 144A	7.75	2-15-2029	230,000	252,142
				444,228
Food products: 0.59%
CHS Incorporated 144A	6.00	1-15-2029	40,000	42,550
CHS Incorporated 144A	6.63	2-15-2025	750,000	786,443
CHS Incorporated 144A	6.88	4-15-2029	1,230,000	1,294,575
				2,123,568
Energy: 13.77%
Energy equipment & services: 2.30%
Bristow Group Incorporated ♦†	6.25	10-15-2022	3,855,000	0
Bristow Group Incorporated 144A	6.88	3-1-2028	2,350,000	2,412,745
Hilcorp Energy Company 144A	5.75	2-1-2029	270,000	274,917
Hilcorp Energy Company 144A	6.00	2-1-2031	270,000	281,779
Hilcorp Energy Company 144A	6.25	11-1-2028	350,000	365,313
Oceaneering International Incorporated	4.65	11-15-2024	145,000	144,094
Oceaneering International Incorporated	6.00	2-1-2028	1,580,000	1,588,569
See accompanying notes to portfolio of investments

4  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy equipment & services (continued)
Pattern Energy Operations LP 144A	4.50%	8-15-2028	$2,300,000	$ 2,374,083
USA Compression Partners LP	6.88	4-1-2026	850,000	890,256
				8,331,756
Oil, gas & consumable fuels: 11.47%
Aethon United 144A	8.25	2-15-2026	1,225,000	1,310,390
Antero Resources Corporation	5.00	3-1-2025	1,450,000	1,475,375
Antero Resources Corporation 144A	8.38	7-15-2026	120,000	135,762
Apache Corporation	4.38	10-15-2028	750,000	794,573
Archrock Partners LP 144A	6.25	4-1-2028	590,000	601,936
Archrock Partners LP 144A	6.88	4-1-2027	500,000	525,000
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	875,924
Buckeye Partners LP	5.85	11-15-2043	1,125,000	1,130,625
Cheniere Energy Partners LP	4.50	10-1-2029	400,000	431,500
Cheniere Energy Partners LP 144A	5.50	6-15-2031	1,550,000	1,608,125
DCP Midstream Operating Company	5.13	5-15-2029	1,775,000	1,977,528
DT Midstream Incorporated 144A	4.13	6-15-2029	300,000	307,680
DT Midstream Incorporated 144A	4.38	6-15-2031	300,000	311,250
Encino Acquisition Partners Company 144A	8.50	5-1-2028	1,280,000	1,279,590
Energy Transfer Partners LP	5.20	2-1-2022	750,000	758,546
EnLink Midstream Partners LP	5.05	4-1-2045	1,575,000	1,456,875
EnLink Midstream Partners LP	5.38	6-1-2029	2,050,000	2,132,390
EnLink Midstream Partners LP	5.60	4-1-2044	750,000	731,250
EnLink Midstream Partners LP 144A	5.63	1-15-2028	170,000	179,894
Enviva Partners LP 144A	6.50	1-15-2026	2,250,000	2,330,100
Harvest Midstream LP 144A	7.50	9-1-2028	760,000	812,653
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	772,484
Murphy Oil Corporation	5.75	8-15-2025	185,000	188,700
Murphy Oil Corporation	5.88	12-1-2027	150,000	155,250
Murphy Oil Corporation	6.38	7-15-2028	1,230,000	1,300,393
Nabors Industries Limited 144A	9.00	2-1-2025	78,000	80,340
New Fortress Energy Incorporated 144A	6.50	9-30-2026	1,395,000	1,409,257
Occidental Petroleum Corporation	4.63	6-15-2045	1,825,000	1,831,296
Occidental Petroleum Corporation	6.20	3-15-2040	425,000	491,938
Occidental Petroleum Corporation	6.45	9-15-2036	3,190,000	3,851,526
Phillips 66	4.30	4-1-2022	625,000	641,363
Plains All American Pipeline LP	3.85	10-15-2023	750,000	792,905
Range Resources Corporation 144A	8.25	1-15-2029	180,000	199,296
Range Resources Corporation	9.25	2-1-2026	1,100,000	1,193,511
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,250,000	1,316,250
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	240,000	266,400
Southwestern Energy Company	7.50	4-1-2026	400,000	421,924
Southwestern Energy Company	7.75	10-1-2027	975,000	1,045,688
Southwestern Energy Company	8.38	9-15-2028	650,000	724,880
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	455,000	460,760
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,185,000	1,244,250
Western Midstream Operating LP	5.30	2-1-2030	600,000	673,521
Western Midstream Operating LP	5.30	3-1-2048	1,000,000	1,102,300
Western Midstream Operating LP	6.50	2-1-2050	75,000	88,219
				41,419,417
Financials: 12.56%
Banks: 2.39%
Bank of America Corporation	5.70	1-24-2022	250,000	256,489
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  5

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup Incorporated	4.50%	1-14-2022	$250,000	$ 254,792
Citigroup Incorporated (U.S. SOFR+3.23%) ʊ±	4.70	1-30-2025	750,000	776,775
City National Bank	5.38	7-15-2022	500,000	524,476
International Bank for Reconstruction & Development	5.75	1-14-2028	15,000,000	2,509,874
International Finance Corporation	7.50	5-9-2022	5,000,000	964,527
International Finance Corporation	7.50	5-9-2022	4,000,000	771,622
International Finance Corporation	8.25	1-30-2023	9,000,000	1,787,815
JPMorgan Chase & Company (3 Month LIBOR+3.25%) ±	5.15	12-29-2049	750,000	775,313
				8,621,683
Capital markets: 0.56%
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	769,586
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,200,000	1,242,000
				2,011,586
Consumer finance: 3.83%
Acuris Finance U.S. Incorporated 144A	5.00	5-1-2028	450,000	445,500
Discover Financial Services	5.20	4-27-2022	750,000	776,242
FirstCash Incorporated 144A	4.63	9-1-2028	445,000	462,653
Ford Motor Credit Company LLC	4.00	11-13-2030	590,000	623,925
Ford Motor Credit Company LLC	4.39	1-8-2026	1,450,000	1,573,250
Ford Motor Credit Company LLC	5.11	5-3-2029	2,175,000	2,462,622
Ford Motor Credit Company LLC	5.13	6-16-2025	225,000	247,781
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	3,000,000	3,144,689
Springleaf Finance Corporation	5.38	11-15-2029	1,100,000	1,208,306
Springleaf Finance Corporation	6.13	3-15-2024	750,000	807,188
Springleaf Finance Corporation	6.63	1-15-2028	100,000	115,500
Springleaf Finance Corporation	7.13	3-15-2026	925,000	1,089,188
Synchrony Financial	5.15	3-19-2029	750,000	895,881
				13,852,725
Diversified financial services: 0.84%
Jefferies Finance LLC 144A%%	5.00	8-15-2028	185,000	189,209
LPL Holdings Incorporated 144A	4.38	5-15-2031	1,220,000	1,248,975
United Shore Financial Services LLC 144A	5.50	11-15-2025	1,550,000	1,591,540
				3,029,724
Insurance: 3.06%
American International Group Incorporated	4.88	6-1-2022	750,000	777,556
Amwins Group Incorporated 144A	4.88	6-30-2029	615,000	627,300
Assurant Incorporated	3.70	2-22-2030	750,000	828,193
Brighthouse Financial Incorporated	4.70	6-22-2047	850,000	954,774
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	1,125,000	1,139,063
Genworth Mortgage Holding Incorporated 144A	6.50	8-15-2025	1,000,000	1,084,323
HUB International Limited 144A	7.00	5-1-2026	550,000	569,360
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	750,000	884,823
MetLife Incorporated	6.40	12-15-2066	1,000,000	1,283,706
Prudential Financial Incorporated (3 Month LIBOR+2.38%) ±	4.50	9-15-2047	750,000	820,453
Sammons Financial Group Incorporated 144A	4.45	5-12-2027	750,000	847,547
See accompanying notes to portfolio of investments

6  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
USI Incorporated 144A	6.88%	5-1-2025	$550,000	$ 560,313
W.R. Berkley Corporation	4.63	3-15-2022	650,000	666,683
				11,044,094
Mortgage REITs: 0.54%
Starwood Property Trust Incorporated	4.75	3-15-2025	755,000	796,525
Starwood Property Trust Incorporated	5.00	12-15-2021	420,000	421,050
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	690,000	723,638
				1,941,213
Thrifts & mortgage finance: 1.34%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	850,000	848,583
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	1,070,000	1,065,988
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	150,000	149,993
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,385,000	1,405,775
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	1,395,000	1,384,538
				4,854,877
Health care: 4.44%
Biotechnology: 0.17%
Healthcare Royalty Investments Holding Company 144A	4.50	8-1-2029	620,000	632,400
Health care equipment & supplies: 0.30%
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	1,050,000	1,068,375
Health care providers & services: 3.00%
AdaptHealth LLC 144A	4.63	8-1-2029	240,000	239,093
Air Methods Corporation 144A	8.00	5-15-2025	1,190,000	1,121,575
Centene Corporation 144A	5.38	8-15-2026	125,000	130,163
CommonSpirit Health	3.82	10-1-2049	750,000	856,733
Davita Incorporated 144A	4.63	6-1-2030	600,000	620,250
Encompass Health Corporation	4.50	2-1-2028	150,000	155,625
Encompass Health Corporation	4.75	2-1-2030	175,000	186,813
Encompass Health Corporation	4.63	4-1-2031	175,000	190,339
HealthSouth Corporation	5.75	9-15-2025	575,000	590,094
Magellan Health Incorporated	4.90	9-22-2024	325,000	361,368
MPT Operating Partnership LP	5.00	10-15-2027	1,100,000	1,164,394
MPT Operating Partnership LP	5.25	8-1-2026	1,575,000	1,614,548
Select Medical Corporation 144A	6.25	8-15-2026	1,320,000	1,395,530
Tenet Healthcare Corporation 144A	4.63	6-15-2028	125,000	129,359
Tenet Healthcare Corporation 144A	4.88	1-1-2026	1,025,000	1,058,313
Tenet Healthcare Corporation 144A	5.13	11-1-2027	225,000	235,688
Tenet Healthcare Corporation 144A	6.25	2-1-2027	425,000	442,531
Tenet Healthcare Corporation 144A	7.50	4-1-2025	150,000	161,250
Vizient Incorporated 144A	6.25	5-15-2027	175,000	183,094
				10,836,760
Health care technology: 0.66%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	2,375,000	2,401,719
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  7

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life sciences tools & services: 0.14%
Ortho-Clinical Diagnostics Incorporated 144A	7.25%	2-1-2028	$90,000	$ 98,080
Ortho-Clinical Diagnostics Incorporated 144A	7.38	6-1-2025	385,000	411,950
				510,030
Pharmaceuticals: 0.17%
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	600,000	596,964
Industrials: 6.75%
Aerospace & defense: 0.90%
Spirit Aerosystems Holdings Incorporated 144A	7.50	4-15-2025	185,000	196,100
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	655,000	633,713
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	305,000	320,250
TransDigm Group Incorporated 144A	4.88	5-1-2029	1,270,000	1,272,007
TransDigm Group Incorporated 144A	6.25	3-15-2026	575,000	603,031
TransDigm Group Incorporated	7.50	3-15-2027	220,000	233,046
				3,258,147
Airlines: 2.21%
American Airlines Group Incorporated 144A	3.75	3-1-2025	490,000	436,095
American Airlines Group Incorporated 144A	5.75	4-20-2029	3,025,000	3,263,007
Delta Air Lines Incorporated	3.75	10-28-2029	710,000	704,191
Delta Air Lines Incorporated 144A	4.75	10-20-2028	545,000	609,038
Hawaiian Airlines Incorporated	3.90	7-15-2027	818,224	813,169
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	1,175,000	1,279,281
United Airlines Incorporated 144A	4.63	4-15-2029	850,000	874,438
				7,979,219
Commercial services & supplies: 1.11%
Corecivic Incorporated	8.25	4-15-2026	1,000,000	1,059,940
IAA Spinco Incorporated 144A	5.50	6-15-2027	1,700,000	1,782,875
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	1,150,000	1,173,782
				4,016,597
Construction & engineering: 0.23%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	800,000	824,000
Machinery: 0.88%
Meritor Incorporated 144A	4.50	12-15-2028	600,000	614,220
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	1,425,000	1,528,313
Werner FinCo LP 144A	8.75	7-15-2025	1,000,000	1,040,000
				3,182,533
Road & rail: 0.48%
Uber Technologies Incorporated 144A	8.00	11-1-2026	1,600,000	1,714,000
Trading companies & distributors: 0.94%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,915,000	1,986,813
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,140,000	1,181,325
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	200,000	228,000
				3,396,138
See accompanying notes to portfolio of investments

8  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 4.50%
Communications equipment: 0.61%
CommScope Incorporated 144A	8.25%	3-1-2027	$1,025,000	$ 1,085,219
CommScope Technologies LLC 144A	5.00	3-15-2027	400,000	404,720
CommScope Technologies LLC 144A	6.00	6-15-2025	715,000	725,725
				2,215,664
Electronic equipment, instruments & components: 0.19%
Keysight Technologies	4.60	4-6-2027	600,000	703,522
IT services: 0.86%
Flexential Intermediate Corporation 144A	11.25	8-1-2024	480,000	520,800
Sabre GLBL Incorporated 144A	9.25	4-15-2025	2,204,000	2,578,680
				3,099,480
Semiconductors & semiconductor equipment: 0.28%
Broadcom Corporation	3.50	1-15-2028	750,000	823,345
QORVO Incorporated	4.38	10-15-2029	175,000	190,481
				1,013,826
Software: 1.42%
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,137,500
IQVIA Incorporated 144A	5.00	5-15-2027	250,000	260,625
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	285,000	295,445
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	1,610,000	1,563,358
NortonLifeLock Incorporated 144A	5.00	4-15-2025	475,000	481,555
SS&C Technologies Incorporated 144A	5.50	9-30-2027	500,000	529,175
VMware Incorporated	3.90	8-21-2027	750,000	843,909
				5,111,567
Technology hardware, storage & peripherals: 1.14%
Dell International LLC	6.02	6-15-2026	750,000	902,880
Dell International LLC 144A	7.13	6-15-2024	1,125,000	1,150,976
Hewlett-Packard Company	4.05	9-15-2022	750,000	780,145
NCR Corporation 144A	5.13	4-15-2029	195,000	202,964
NCR Corporation 144A	6.13	9-1-2029	1,000,000	1,084,510
				4,121,475
Materials: 2.18%
Containers & packaging: 0.97%
Berry Global Incorporated 144A	5.63	7-15-2027	175,000	184,188
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	750,000	921,750
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	900,000	911,448
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	430,000	447,957
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	325,000	348,156
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	600,000	670,500
				3,483,999
Metals & mining: 0.88%
Arches Buyer Incorporated 144A	4.25	6-1-2028	800,000	811,808
Arches Buyer Incorporated 144A	6.13	12-1-2028	405,000	418,094
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Metals & mining (continued)
Cleveland-Cliffs Incorporated 144A	4.88%	3-1-2031		$220,000	$ 237,600
Cleveland-Cliffs Incorporated	5.88	6-1-2027		540,000	569,700
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025		361,000	421,919
Indalex Holdings Corporation ♦	11.50	2-1-2021		2,990,596	0
Kaiser Aluminum Corporation 144A	4.63	3-1-2028		300,000	313,194
Novelis Corporation 144A	5.88	9-30-2026		400,000	415,068
					3,187,383
Paper & forest products: 0.33%
Clearwater Paper Corporation 144A	5.38	2-1-2025		350,000	372,750
Clearwater Paper Corporation 144A	4.75	8-15-2028		115,000	116,288
Vertical US Newco Incorporated 144A	5.25	7-15-2027		675,000	712,834
					1,201,872
Real estate: 1.61%
Equity REITs: 1.61%
Omega HealthCare Investors Incorporated	4.50	4-1-2027		600,000	676,296
Service Properties Trust Company	3.95	1-15-2028		385,000	360,938
Service Properties Trust Company	4.75	10-1-2026		545,000	534,781
Service Properties Trust Company	4.95	2-15-2027		2,260,000	2,220,450
Service Properties Trust Company	7.50	9-15-2025		1,000,000	1,127,500
SITE Centers Corporation	4.70	6-1-2027		600,000	670,929
The Geo Group Incorporated	5.88	10-15-2024		240,000	213,600
					5,804,494
Utilities: 2.43%
Electric utilities: 0.81%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024		775,000	814,874
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024		16,000	16,840
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027		1,250,000	1,346,875
PG&E Corporation	5.00	7-1-2028		100,000	97,375
PG&E Corporation	5.25	7-1-2030		675,000	658,969
					2,934,933
Independent power & renewable electricity producers: 1.62%
NSG Holdings LLC 144A	7.75	12-15-2025		2,052,610	2,196,211
TerraForm Power Operating LLC 144A	4.25	1-31-2023		500,000	513,125
TerraForm Power Operating LLC 144A	4.75	1-15-2030		800,000	842,000
TerraForm Power Operating LLC 144A	5.00	1-31-2028		675,000	729,000
Vistra Operations Company LLC 144A	5.63	2-15-2027		1,500,000	1,556,250
					5,836,586
Total Corporate bonds and notes (Cost $230,125,672)					240,093,166
Foreign corporate bonds and notes: 3.82%
Financials: 3.82%
Banks: 3.82%
European Investment Bank	8.00	5-5-2027	ZAR	21,000,000	1,526,663
European Investment Bank	8.38	7-29-2022	ZAR	40,000,000	2,818,488
See accompanying notes to portfolio of investments

10  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks (continued)
European Investment Bank	8.75%	8-18-2025	ZAR	20,000,000	$ 1,483,355
International Bank for Reconstruction & Development	7.00	6-7-2023	ZAR	15,000,000	1,048,702
International Bank for Reconstruction & Development	8.25	6-22-2023	BRL	9,000,000	1,749,922
KfW	7.50	11-10-2022	ZAR	36,000,000	2,523,680
Landwirtschaftliche Rentenbank	8.25	5-23-2022	ZAR	15,000,000	1,044,279
The Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,618,834
					13,813,923
Total Foreign corporate bonds and notes (Cost $14,698,077)					13,813,923
Foreign government bonds: 24.77%
China Government Bond	3.02	5-27-2031	CNY	14,700,000	2,310,701
China Government Bond	3.03	3-11-2026	CNY	14,400,000	2,264,058
Colombia	6.25	11-26-2025	COP	15,000,000,000	3,951,161
Colombia	7.50	8-26-2026	COP	22,725,000,000	6,229,146
India	7.27	4-8-2026	INR	60,000,000	852,248
India	7.32	1-28-2024	INR	710,000,000	10,132,635
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	8,349,179
Indonesia	7.25	2-15-2026	IDR	55,000,000,000	4,090,223
Indonesia	5.50	4-15-2026	IDR	50,000,000,000	3,503,889
Malaysia	4.23	6-30-2031	MYR	17,000,000	4,305,604
Mexico	7.75	5-29-2031	MXN	85,000,000	4,529,889
Mexico	8.50	5-31-2029	MXN	208,500,000	11,528,944
Republic of Trinidad and Tobago 144A	4.50	8-4-2026	TTD	750,000	792,195
Romania	3.25	4-29-2024	RON	23,500,000	5,748,879
Romania	5.00	2-12-2029	RON	20,000,000	5,312,746
Russia	6.50	2-28-2024	RUB	390,000,000	5,312,504
Russia	6.90	5-23-2029	RUB	400,000,000	5,527,253
Russia	7.65	4-10-2030	RUB	325,000,000	4,714,480
Total Foreign government bonds (Cost $90,833,829)					89,455,734
Loans: 21.86%
Communication services: 2.12%
Diversified telecommunication services: 0.21%
Cablevision Lightpath LLC (1 Month LIBOR+3.25%) ±	3.75	11-30-2027		$267,975	267,037
Frontier Communications Corporation (1 Month LIBOR+3.75%) ±	4.50	5-1-2028		488,775	487,861
					754,898
Media: 1.44%
Clear Channel Outdoor Holdings (1 Month LIBOR+3.50%) ±	3.63	8-21-2026		1,039,709	1,008,518
DIRECTV Financing LLC (1 Month LIBOR+5.00%) <±	5.75	7-22-2027		1,635,000	1,032,547
Hubbard Radio LLC (3 Month LIBOR+4.25%) ‡±	5.25	3-28-2025		2,098,426	2,086,633
Nexstar Broadcasting Incorporated (1 Month LIBOR+2.50%) ±	2.60	9-18-2026		1,078,432	1,067,497
					5,195,195
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  11

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless telecommunication services: 0.47%
Connect U.S. Finco LLC (1 Month LIBOR+3.50%) ±	4.50%	12-11-2026	$864,063	$ 863,294
Consolidated Communications Holdings Incorporated (1 Month LIBOR+3.50%) ±	4.25	10-2-2027	848,000	844,396
				1,707,690
Consumer discretionary: 2.65%
Auto components: 0.49%
Clarios Global LP (1 Month LIBOR+3.25%) ±	3.34	4-30-2026	204,447	202,626
Truck Hero Incorporated (1 Month LIBOR+3.75%) ±	4.50	1-31-2028	1,595,000	1,588,620
				1,791,246
Distributors: 0.70%
Spin Holdco Incorporated (1 Month LIBOR+4.00%) ±	4.75	3-1-2028	2,526,881	2,523,723
Hotels, restaurants & leisure: 0.99%
Carnival Corporation (1 Month LIBOR+3.00%) ±	3.75	6-30-2025	1,197,879	1,188,152
CCM Merger Incorporated (1 Month LIBOR+3.75%) ±	4.50	11-4-2025	1,903,309	1,903,309
SeaWorld Parks & Entertainment Incorporated (3 Month LIBOR+3.00%) ±	3.75	3-31-2024	485,000	480,150
				3,571,611
Household durables: 0.22%
Wilsonart LLC (1 Month LIBOR+3.50%) <±	4.50	12-19-2026	793,013	788,849
Specialty retail: 0.25%
Great Outdoors Group LLC (1 Month LIBOR+4.25%) ±	5.00	3-6-2028	418,523	418,733
Rent-A-Center Incorporated (1 Month LIBOR+4.00%) ±	4.75	2-17-2028	493,763	494,844
				913,577
Consumer staples: 0.14%
Food & staples retailing: 0.14%
PetSmart Incorporated (1 Month LIBOR+3.75%) ±	4.50	2-12-2028	515,000	514,485
Energy: 1.12%
Oil, gas & consumable fuels: 1.12%
AL NGPL Holdings LLC (1 Month LIBOR+3.75%) <±	4.75	4-14-2028	1,690,000	1,694,935
Apergy Corporation (1 Month LIBOR+5.00%) ‡±	6.00	6-3-2027	541,500	550,299
NorthRiver Midstream Finance LP (3 Month LIBOR+3.25%) ±	3.39	10-1-2025	919,556	910,479
Prairie ECI Acquiror LP (3 Month LIBOR+4.75%) ±	4.84	3-11-2026	900,000	872,001
				4,027,714
See accompanying notes to portfolio of investments

12  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 4.40%
Capital markets: 0.89%
Nexus Buyer LLC (1 Month LIBOR+3.75%) ±	3.84%	11-9-2026	$2,521,510	$ 2,509,357
VFH Parent LLC (1 Month LIBOR+3.00%) ±	3.09	3-1-2026	702,541	697,272
				3,206,629
Diversified financial services: 2.40%
Mallinckrodt International Finance SA (3 Month LIBOR+5.25%) <±	6.00	9-24-2024	1,586,037	1,539,456
Resolute Investment Managers Incorporated (1 Month LIBOR+3.75%) ‡±	4.75	4-30-2024	3,333,226	3,312,393
Resolute Investment Managers Incorporated (1 Month LIBOR+8.00%) ‡±	9.00	4-30-2025	1,090,000	1,090,000
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR+3.00%) ±	4.00	5-30-2025	1,721,259	1,712,653
Stonepeak Lonestar Holdings LLC (1 Month LIBOR+4.50%) ±	4.63	10-19-2026	1,029,550	1,030,652
				8,685,154
Insurance: 1.11%
Asurion LLC (1 Month LIBOR+5.25%) <±	5.34	1-31-2028	450,000	447,431
Asurion LLC (1 Month LIBOR+5.25%) <±	5.34	1-20-2029	350,000	347,921
BroadStreet Partners Incorporated (1 Month LIBOR+3.00%) ±	3.09	1-27-2027	940,090	927,634
HUB International Limited (1 Month LIBOR+2.75%) ±	2.88	4-25-2025	1,212,500	1,193,876
HUB International Limited (1 Month LIBOR+3.25%) ±	4.00	4-25-2025	803,961	801,887
USI Incorporated (3 Month LIBOR+3.00%) ±	3.15	5-16-2024	289,113	285,814
				4,004,563
Health care: 2.23%
Health care equipment & supplies: 0.38%
Surgery Center Holdings Incorporated (1 Month LIBOR+3.75%) 144A±	4.50	8-31-2026	1,354,046	1,352,598
Health care providers & services: 0.89%
Medrisk Incorporated (1 Month LIBOR+3.75%) <±	4.50	5-10-2028	780,000	777,239
National Mentor Holdings Incorporated (1 Month LIBOR+3.75%) <±	3.75	3-2-2028	69,617	69,453
National Mentor Holdings Incorporated (1 Month LIBOR+3.75%) <±	4.50	2-18-2028	1,462,698	1,459,246
National Mentor Holdings Incorporated (1 Month LIBOR+3.75%) <±	4.50	3-2-2028	47,230	47,119
Padagis LLC (1 Month LIBOR+4.75%) ‡±	5.25	7-6-2028	405,000	405,506
Press Ganey Holdings Incorporated (1 Month LIBOR+3.75%) ±	4.50	7-24-2026	470,000	470,000
				3,228,563
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  13

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care technology: 0.56%
Change Healthcare Holdings Incorporated (1 Month LIBOR+2.50%) ±	3.50%	3-1-2024	$454,322	$ 453,422
Project Ruby Ultimate Parent Corporation (1 Month LIBOR+3.25%) ±	4.00	3-3-2028	1,571,063	1,561,463
				2,014,885
Pharmaceuticals: 0.40%
Bausch Health Companies Incorporated (3 Month LIBOR+3.00%) ±	3.09	6-2-2025	1,457,100	1,446,172
Industrials: 4.78%
Aerospace & defense: 0.84%
Spirit AeroSystems Holdings Incorporated (1 Month LIBOR+5.25%) ±	6.00	1-15-2025	3,004,900	3,018,662
Airlines: 1.83%
AAdvantage Loyalty IP Limited (1 Month LIBOR+4.75%) ±	5.50	4-20-2028	1,920,000	1,971,360
Air Canada (1 Month LIBOR+3.50%) <±	4.25	7-28-2028	200,000	200,334
Mileage Plus Holdings LLC (1 Month LIBOR+5.25%) ±	6.25	6-21-2027	2,885,000	3,053,426
United Airlines Incorporated (1 Month LIBOR+3.75%) ±	4.50	4-21-2028	403,988	404,141
WestJet Airlines Limited (3 Month LIBOR+3.00%) ±	4.00	12-11-2026	1,019,823	983,140
				6,612,401
Commercial services & supplies: 0.44%
Polaris Newco LLC (1 Month LIBOR+4.00%) ±	4.50	6-2-2028	1,580,000	1,578,025
Industrial conglomerates: 0.33%
Werner FinCo LP (3 Month LIBOR+4.00%) 144A‡±	5.00	7-24-2024	1,213,695	1,207,627
Machinery: 0.44%
Alliance Laundry Systems LLC (1 Month LIBOR+3.50%) ±	4.25	10-8-2027	1,131,929	1,130,333
Gates Global LLC Series 2021 Class B3 (1 Month LIBOR+2.75%) ±	3.50	3-31-2027	481,599	478,151
				1,608,484
Professional services: 0.27%
The Dun & Bradstreet Corporation (1 Month LIBOR+3.25%) ±	3.34	2-6-2026	986,173	977,386
Transportation infrastructure: 0.63%
SkyMiles IP Limited (3 Month LIBOR+3.75%) ±	4.75	10-20-2027	910,000	960,305
Verical Midco GMBH (1 Month LIBOR+4.25%) ±	4.40	7-30-2027	1,310,125	1,306,640
				2,266,945
Information technology: 2.28%
Communications equipment: 0.14%
CommScope Incorporated (3 Month LIBOR+3.25%) ±	3.34	4-6-2026	491,250	485,723
See accompanying notes to portfolio of investments

14  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT services: 1.15%
Applied Systems Incorporated (1 Month LIBOR+3.25%) ±	3.35%	9-19-2024	$383,368	$ 381,889
Fiserv Investment Solutions Incorporated (1 Month LIBOR+4.00%) ±	4.16	2-18-2027	2,291,949	2,288,374
Flexential Intermediate Corporation (3 Month LIBOR+3.50%) ±	3.65	8-1-2024	227,051	207,793
Flexential Intermediate Corporation (3 Month LIBOR+7.25%) ±	7.38	8-1-2025	1,425,000	1,289,625
				4,167,681
Software: 0.99%
Emerald Topco Incorporated (1 Month LIBOR+3.50%) ±	3.63	7-24-2026	982,500	971,142
I-Logic Technologies Bidco Limited (1 Month LIBOR+4.00%) ±	4.50	2-16-2028	829,427	830,854
MPH Acquisition Holdings LLC (1 Month LIBOR+2.75%) ±	3.75	6-7-2023	371,052	368,228
Sophia LP (1 Month LIBOR+3.75%) ±	4.50	10-7-2027	1,412,900	1,410,880
				3,581,104
Materials: 0.79%
Chemicals: 0.13%
Groupe Solmax Incorporated (1 Month LIBOR+4.75%) <±	5.50	6-28-2028	455,000	454,622
Containers & packaging: 0.64%
Flex Acquisition Company Incorporated (3 Month LIBOR+3.25%) ±	3.39	6-29-2025	725,298	714,252
Flex Acquisition Company Incorporated (1 Month LIBOR+3.50%) ±	4.00	2-23-2028	698,250	691,812
Graham Packaging Company Incorporated (1 Month LIBOR+3.00%) ±	3.75	8-4-2027	537,467	533,704
RING Container Technologies (3 Month LIBOR+2.75%) ‡±	2.84	10-31-2024	362,057	361,152
				2,300,920
Paper & forest products: 0.02%
Clearwater Paper Corporation (1 Month LIBOR+3.00%) ‡±	3.13	7-26-2026	86,167	85,844
Real estate: 0.48%
Equity REITs: 0.48%
The Geo Group Incorporated (3 Month LIBOR+2.00%) ±	2.75	3-22-2024	1,896,809	1,721,051
Utilities: 0.87%
Electric utilities: 0.87%
ExGen Renewables IV LLC (1 Month LIBOR+2.50%) ±	3.50	12-15-2027	750,000	747,968
PG&E Corporation (1 Month LIBOR+3.00%) ±	3.50	6-23-2025	2,475,000	2,408,992
				3,156,960
Total Loans (Cost $78,595,416)				78,950,987
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  15

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 6.06%
ACE Securities Corporation (1 Month LIBOR+2.63%) ±	2.72%	6-25-2033	$49,677	$ 49,692
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	114,155	123,346
Banc of America Funding Corporation Series 2005 Class D-A1 ±±	2.85	5-25-2035	178,251	183,825
Banc of America Merrill Lynch Commercial Mortgage Incorporated Series 2017-BNK6 Class D 144A	3.10	7-15-2060	1,000,000	924,909
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	2.25	4-25-2033	248,665	240,258
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	195,000	201,025
Bluemountain CLO Limited Series 2015-2A Class A1R (3 Month LIBOR+0.93%) 144A±	1.06	7-18-2027	300,157	300,299
Brookside Mill CLO Limited Series 2013 Class 1A (3 Month LIBOR+2.65%) 144A±	2.78	1-17-2028	1,000,000	993,393
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	11,317	11,642
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.88	9-10-2045	1,000,000	1,003,981
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR+1.10%) 144A±	1.19	7-15-2030	203,094	202,116
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.83	8-15-2045	1,000,000	1,000,197
Commercial Mortgage Trust Series 2012-CR4 Class B 144A	3.70	10-15-2045	1,000,000	905,664
Commercial Mortgage Trust Series 2012-CR5 Class E 144A±±	4.32	12-10-2045	1,000,000	932,995
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	172,295	172,828
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	500,000	505,560
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.55	12-10-2044	500,000	450,034
Commercial Mortgage Trust Series 2013-LC13 Class D 144A±±	5.26	8-10-2046	1,103,000	1,022,149
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	2.73	10-25-2033	31,636	31,703
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	2.14	9-25-2032	262,386	257,247
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	2.30	6-25-2033	35,380	36,530
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	2.30	3-25-2033	11,110	11,355
Credit Suisse First Boston Mortgage Securities Series 2014-USA Class D 144A	4.37	9-15-2037	750,000	720,247
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR+0.32%) 144A±	0.41	11-25-2032	37,222	35,958
Goldman Sachs Mortgage Securities Trust Series 2010-C1 Class X 144A♀±±	0.74	8-10-2043	1,332,873	3,552
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class XA ♀±±	1.79	5-10-2045	1,196,471	5,843
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.80	11-10-2052	1,000,000	1,075,605
See accompanying notes to portfolio of investments

16  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2020-DUNE Class D (1 Month LIBOR+1.90%) 144A±	1.99%	12-15-2036	$1,000,000	$ 996,482
GSAA Home Equity Trust Series 2004-5 Class AF5	4.34	6-25-2034	82	82
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class E 144A±±	5.14	5-15-2045	520,000	373,387
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C17 Class B ±±	4.89	1-15-2047	50,000	53,348
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	2.24	7-25-2034	2,895	2,976
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	2.48	7-25-2034	19,603	19,479
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	2.71	6-25-2035	80,107	81,277
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	2.39	12-25-2033	80,926	84,481
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.07	1-25-2034	3,668	3,878
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	2.79	11-21-2034	5,397	5,448
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	450	447
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	116,345	122,575
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR+0.68%) ±	0.86	1-25-2029	33,869	33,871
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR+1.00%) ±	1.08	5-20-2030	199,116	199,856
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A♀±±	1.38	8-15-2045	3,527,428	27,041
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class D 144A±±	4.08	7-15-2046	1,000,000	550,911
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.15	8-15-2046	569,000	595,284
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class D 144A±±	4.23	2-15-2046	692,000	519,248
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.41	3-15-2045	900,000	899,724
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.32	9-25-2034	18,616	20,626
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR+0.93%) ±	0.71	11-25-2034	876,110	864,352
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR+0.97%) 144A±	1.10	4-20-2027	146,015	146,058
Parallel Limited Series 2021-1A Class D (3 Month LIBOR+3.45%) 144A±	3.58	7-15-2034	1,000,000	996,755
PFS Financing Corporation Series 2021-A Class A	0.71	4-15-2026	1,000,000	1,000,915
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR+0.76%) ±	0.46	4-20-2033	5,019	5,085
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  17

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39%	1-5-2043	$1,000,000	$ 829,233
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR+1.55%) 144A±	1.68	4-15-2030	1,000,000	994,295
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	2.72	3-25-2034	23,239	24,256
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR+1.14%) ±	1.23	11-25-2033	110,861	108,867
Vendee Mortgage Trust Series 2003-2 Class IO ♀±±	0.60	5-15-2033	1,877,721	33,792
Verus Securitization Trust Series 2021-1 Class A2 144A±±	1.05	1-25-2066	809,042	808,315
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	67,050	72,322
Total Non-agency mortgage-backed securities (Cost $23,138,967)				21,876,619
Yankee corporate bonds and notes: 9.58%
Communication services: 0.62%
Media: 0.31%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	875,000	898,538
Virgin Media Finance plc 144A	5.00	7-15-2030	200,000	203,500
				1,102,038
Wireless telecommunication services: 0.31%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	750,000	788,438
Telesat Canada 144A	5.63	12-6-2026	360,000	333,893
				1,122,331
Energy: 1.48%
Oil, gas & consumable fuels: 1.48%
Baytex Energy Corporation 144A	5.63	6-1-2024	790,000	788,025
Baytex Energy Corporation 144A	8.75	4-1-2027	1,800,000	1,800,000
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	1,110,230	0
Griffin Coal Mining Company Limited ♦†	9.50	12-1-2016	90,767	0
Husky Energy Incorporated	4.40	4-15-2029	750,000	851,617
Northriver Midstream Finance LP 144A	5.63	2-15-2026	1,857,000	1,915,031
				5,354,673
Financials: 2.70%
Banks: 0.97%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	855,779
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	659,763
Corporación Andina de Fomento	4.38	6-15-2022	958,000	989,608
NatWest Group plc (5 Year Treasury Constant Maturity+2.35%) ±	3.03	11-28-2035	1,000,000	1,008,852
				3,514,002
See accompanying notes to portfolio of investments

18  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets: 0.19%
Credit Suisse Group AG (5 Year Treasury Constant Maturity+3.55%) 144Aʊ±	4.50%	9-3-2030	$700,000	$ 696,220
Diversified financial services: 0.72%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	4,300,000	2,354,250
Tyco Electronics Group SA	3.50	2-3-2022	225,000	226,779
				2,581,029
Insurance: 0.82%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	385,000	424,180
Athene Holding Limited	4.13	1-12-2028	750,000	849,655
Fairfax Financial Holdings Limited	4.85	4-17-2028	750,000	874,535
Sompo International Holdings Limited	7.00	7-15-2034	575,000	808,106
				2,956,476
Health care: 1.53%
Pharmaceuticals: 1.53%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	380,000	392,099
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	450,000	423,522
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	375,000	382,969
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	1,790,000	1,826,919
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	100,000	105,000
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	50,000	51,750
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	375,000	405,433
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	1,750,000	1,938,125
				5,525,817
Industrials: 2.73%
Aerospace & defense: 0.21%
Bombardier Incorporated 144A	7.13	6-15-2026	270,000	280,795
Bombardier Incorporated 144A	7.88	4-15-2027	480,000	496,920
				777,715
Airlines: 1.40%
Air Canada 144A%%	3.88	8-15-2026	370,000	370,888
Air Canada 2020-1 Class C Pass Through Trust 144A	10.50	7-15-2026	2,276,000	2,801,990
Carlyle Aviation Elevate Merger Subsidiary Limited 144A%%	7.00	10-15-2024	1,860,000	1,871,188
				5,044,066
Commercial services & supplies: 0.44%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	1,550,000	1,584,875
Electrical equipment: 0.18%
Sensata Technologies BV 144A	4.00	4-15-2029	365,000	374,581
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	290,225
				664,806
Machinery: 0.07%
Vertical Holdco GmbH 144A	7.63	7-15-2028	224,000	242,413
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  19

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & mining: 0.22%
Glencore Finance Canada Limited 144A	4.25%	10-25-2022	$750,000	$ 783,489
Road & rail: 0.21%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	763,573
Materials: 0.37%
Containers & packaging: 0.37%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	75,000	77,438
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	125,000	130,464
OI European Group BV 144A	4.00	3-15-2023	1,100,000	1,134,375
				1,342,277
Utilities: 0.15%
Multi-utilities: 0.15%
Veolia Environnement SA	6.75	6-1-2038	350,000	530,691
Total Yankee corporate bonds and notes (Cost $36,049,699)				34,586,491

		Yield	Shares
Short-term investments: 3.65%
Investment companies: 3.65%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	13,197,079	13,197,079
Total Short-term investments (Cost $13,197,079)				13,197,079
Total investments in securities (Cost $495,404,832)	139.21%			502,800,493
Other assets and liabilities, net	(39.21)			(141,620,612)
Total net assets	100.00%			$ 361,179,881

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
♀	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

See accompanying notes to portfolio of investments

20  |  Wells Fargo Multi-Sector Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

Abbreviations:
BRL	Brazilian real
CNY	China yuan
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
TTD	Trinidad and Tobago dollar
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Government Money Market Fund Select Class	$6,300,394	$116,643,181	$(109,746,496)	$0	$0	$13,197,079	13,197,079	$3,108
See accompanying notes to portfolio of investments

Wells Fargo Multi-Sector Income Fund  |  21

Notes to portfolio of investments—July 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of July 31, 2021, the Fund had unfunded loan commitments of $6,058,750.

22  |  Wells Fargo Multi-Sector Income Fund

Notes to portfolio of investments—July 31, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,261,837	$0	$3,261,837
Asset-backed securities	0	1,800,895	0	1,800,895
Common stocks
Energy	4,324,750	0	0	4,324,750
Financials	1,439,012	0	0	1,439,012
Corporate bonds and notes	0	240,093,166	0	240,093,166
Foreign corporate bonds and notes	0	13,813,923	0	13,813,923
Foreign government bonds	0	89,455,734	0	89,455,734
Loans	0	69,851,533	9,099,454	78,950,987
Non-agency mortgage-backed securities	0	21,876,619	0	21,876,619
Yankee corporate bonds and notes	0	34,586,491	0	34,586,491
Short-term investments
Investment companies	13,197,079	0	0	13,197,079
Total assets	$18,960,841	$474,740,198	$9,099,454	$502,800,493
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Loans
Balance as of October 31, 2020	$ 5,577,354
Accrued discounts (premiums)	3,887
Realized losses	(29,963)
Change in unrealized gains (losses)	120,308
Purchases	3,424,198
Sales	(5,493,499)
Transfers into Level 3	7,400,478
Transfers out of Level 3	(1,903,309)
Balance as of July 31, 2021	$ 9,099,454
Change in unrealized gains (losses) relating to securities still held at July 31, 2021	$ (1,208)

Wells Fargo Multi-Sector Income Fund  |  23

Notes to portfolio of investments—July 31, 2021 (unaudited)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

24  |  Wells Fargo Multi-Sector Income Fund